Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005456 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005456 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005456 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005456 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005456 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005456 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005456 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005456 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005456 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005456 | Regeneron Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005456 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000005456 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000005456 | Implants
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005456 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005456 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005456 | Payors
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005456 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005456 | Providers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005456 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005456 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169937 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000169937 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169937 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169937 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169937 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169937 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169937 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169937 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169937 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169937 | Regeneron Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169937 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000169937 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000169937 | Implants
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169937 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169937 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169937 | Payors
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169937 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169937 | Providers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169937 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169937 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%